COMMON STOCK (Details) (USD $)	12 Months Ended					0 Months Ended
	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011	Dec. 25, 2010	Apr. 15, 2010	Oct. 14, 2010	Nov. 14, 2001
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding, Beginning Balance (in shares)	32,474	110,106	191,334
Exercised (in shares)	(8,737)	(77,632)	(79,550)
Forfeited or expired (in shares)	0	0	(1,678)
Outstanding, Ending Balance (in shares)	23,737	32,474	110,106	191,334
Vested or expected to vest at December 27, 2014 (in shares)	(5,000)
Exercisable at December 27, 2014 (in shares)	18,737
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Outstanding, Beginning Balance (in dollars per share)	$ 31.65	$ 30.13	$ 26.60
Exercised (in dollars per share)	$ 30.64	$ 29.49	$ 21.82
Forfeited or expired (in dollars per share)	$ 0	$ 0	$ 21.84
Outstanding, Ending Balance (in dollars per share)	$ 32.03	$ 31.65	$ 30.13	$ 26.60
Vested or expected to vest at December 27, 2014 (in dollars per share)	$ 26.49
Exercisable (in dollars per share)	$ 33.51
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Average Remaining Contractual Term of Shares Outstanding	1 year	1 year 6 months 18 days	1 year 7 months 20 days	1 year 9 months 29 days
Average Remaining Contractual Term of Shares Exercisable	0 years
Aggregated Intrinsic Value of Shares Outstanding	$ 493,304	$ 661,674	$ 845,915	$ 872,441
Total intrinsic value of options exercised	163,830	1,221,004	970,698
Aggregate Intrinsic Value of Shares Exercisable	361,699
Unrecognized compensation expense of stock options	0	0	0
Nonvested Restricted Awards, Number of Shares [Roll Forward]
Nonvested, Beginning Balance (in shares)	206,420	186,609	163,000
Granted (in shares)	62,555	36,481	37,433
Vested (in shares)	(9,446)	(9,955)	(859)
Forfeited (in shares)	(2,443)	(6,715)	(12,965)
Nonvested, Ending Balance (in shares)	257,086	206,420	186,609	163,000
Nonvested Restricted Awards, Weighted Average Grant Date Fair Value [Roll Forward]
Nonvested, Beginning Balance (in dollars per share)	$ 32.52	$ 32.22	$ 31.75
Granted (in dollars per share)	$ 55.30	$ 40.58	$ 35.05
Vested (in dollars per share)	$ 55.30	$ 40.58	$ 29.72
Forfeited (in dollars per share)	$ 36.13	$ 31.96	$ 30.35
Nonvested, Ending Balance (in dollars per share)	$ 36.39	$ 32.52	$ 32.22	$ 31.75
Employee Service Share-based Compensation, Nonvested Restricted Awards, Total Compensation Cost Not yet Recognized [Abstract]
Nonvested restricted awards, unrecognized compensation expense	1,700,000	2,900,000	3,200,000	3,400,000
Nonvested restricted awards, weighted-average period to recognize expense	1 year 9 months 22 days	2 years	2 years 8 months 5 days	3 years 4 months 13 days
Share-based compensation expense	1,919,000	1,874,000	1,270,000
Income tax benefit from share-based compensation	900,000	400,000	500,000
Cash received from option exercises and share issuances under plans	500,000	2,100,000	2,000,000
Actual tax benefit realized from option exercises and share issuances under plans	319,000	290,000	765,000
Stock Repurchase Program [Abstract]
Shares authorized for repurchase (in shares)							2,000,000	2,500,000
Repurchase of shares (in shares)	105,012				144,900
Cumulative total authorized shares available for repurchase (in shares)	2,900,000
Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Discount rate from fair market value on purchase date (in hundredths)	85.00%
Stock Retainer Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Multiplier of retainer fee (in hundredths)	110.00%
Stock Retainer Plan expense	$ 600,000	$ 400,000	$ 500,000
LTSIP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized for LTSIP (in shares)						1,000,000
Unused shares from prior plans (in shares)						1,600,000
Additional shares authorized per year, maximum (in shares)						200,000